Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

(202) 822-9611

May 5, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust
Securities Act of 1933 N-14 Filing No. 333-173287
Investment Company Act No. 811-03213

Dear Sir or Madam:

Pursuant to the requirements of Rule 497(b) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed the proxy statement/prospectus, other proxy soliciting materials and Statement of Additional Information to be furnished to shareholders of the NVIT Worldwide Leaders Fund (the “Worldwide Leaders Fund”), a series of the Registrant, in connection with a special meeting of shareholders of the Worldwide Leaders Fund scheduled to be held on June 20, 2011. This filing reflects changes made to the proxy statement/prospectus, other proxy soliciting materials and Statement of Additional Information, as filed on Form N-14 with the U.S. Securities and Exchange Commission on April 4, 2011.

If you have any questions or comments regarding this filing, please call me at (202) 419-8402 or Prufesh Modhera at (202) 419-8417.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman

cc:	Barbara A. Nugent
Allan J. Oster